Net Loss Per Share Attributable to Common Shareholders	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Shareholders
Note 17. Net Loss Per Share
The following table sets forth the computation of basic and dilutive net loss per share:

	Three Months Ended March 31,
(Amounts in thousands, except share and per share amounts)	2025	2024
Numerator:
Net loss	$(147,761)	$(16,743)
Denominator:
Weighted average number of shares outstanding, basic and diluted	91,747,685	13,613,270

Net loss per share, basic and diluted	$(1.61)	$(1.23)

Net loss per share calculations and potentially dilutive security amounts for all periods prior to the closing of the Merger have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization. Historically reported weighted average shares outstanding have been multiplied by the Exchange Ratio of approximately 0.78.
The following potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive:

	Three Months Ended March 31,
	2025	2024
Stock options	28,042,235	12,819,685
Restricted stock units	1,150,724	3,801,970
Common stock warrants	50,000	—
Public warrants	28,750,000	—
Private warrants	898,250	—

Total potentially dilutive shares	58,891,209	16,621,655

Note 14. Net Loss Per Share Attributable to Common Shareholders
The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2024 and 2023:

	2024	2023
Numerator:
Net loss	$(61,195)	$(87,589)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	17,476,105	4,213,244

Net loss per share attributable to common stockholders, basic and diluted	$(3.50)	$(20.79)

The following potentially
dilutive
securities were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented because the impact of including them would have been anti-dilutive for the years ended December 31, 2024 and 2023:

	2024		2023
Redeemable convertible preferred stock	44,494,703		44,494,703
Stock options	36,363,184		16,437,980
Restricted stock units	4,655,274		4,916,829
Series D and D-2 preferred stock warrants	756,172		1,094,667
Pay-to-Play warrants (estimated See Note 8)	1,127,088		721,086
Convertible Notes warrants - 2023		(a)		(a)
Common stock warrants	—		2,063
Pre-funded warrant (estimated See Note 8)	2,000,000		7,007,582
Pre-funded warrant April 2024 (estimated See Note 8)	4,500,000		—

Total potentially dilutive shares	93,896,421		74,674,910

(a)	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable due to the variable settlement terms (see Note 8).